Deferred Share Units (Details Narrative) - Deferred Share Units [Member] - shares	Aug. 31, 2023	Aug. 31, 2022	May 28, 2010
Common Shares Reserved Maximum For Issuance Under The Plan			11,000
Share based compensation arrangement by share based payment award number of shares available for grant	11,000	11,000